ASSET ACQUISITION - Additional Information (Detail) ¥ in Thousands, $ in Thousands						12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥) LeaseholdImprovements shares	Jun. 30, 2020 USD ($) LeaseholdImprovements shares	Dec. 31, 2019 shares	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)
Business Acquisition [Line Items]
Payments to acquire businesses, gross						¥ 39,498	$ 5,800
Business acquisition, equity interest issued or issuable, number of shares | shares					7,662,060
Cash consideration						289,733	42,673
Business combination consideration transferred equity shares issued or issuable						289,733	$ 42,673
Great Alliance Coliving Limited And Affiliates [Member] | Rental Contracts [Member]
Business Acquisition [Line Items]
Number of businesses acquired | LeaseholdImprovements			72,000	72,000
Beautiful House [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross	¥ 39,498	$ 5,800	¥ 205,306	$ 29,000
Business acquisition, transaction costs	0					0
Business combination, consideration payable	165,808					165,808		$ 23,200
Cash consideration	289,733
Liabilities assumed by the Company	349,665		¥ 349,665			349,665
Business combination consideration transferred equity shares issued or issuable	289,733
Business combination recognised identifiable assets acquired and liabilities assumed apartment rental agreements	649,733					649,733
Business combination recognised identifiable assets acquired and liabilities assumed trademark	194,971					194,971
Business combnation consideration payable after deduction of liabilities	495,039					495,039
Beautiful House [Member] | Fair Value, Inputs, Level 3 [Member]
Business Acquisition [Line Items]
Business combination recognised identifiable assets acquired and liabilities assumed apartment rental agreements	289,591					289,591
Business combination recognised identifiable assets acquired and liabilities assumed trademark	¥ 86,900					¥ 86,900
Beautiful House [Member] | Lock In Period Expiring On Thirtieth June Two Thousand And Twenty One [Member]
Business Acquisition [Line Items]
Business combination consideration payable in shares instalment percentage	30.00%					30.00%		30.00%
Beautiful House [Member] | Lock In Period Expiring On Thirtieth June Two Thousand And Twenty Two [Member]
Business Acquisition [Line Items]
Business combination consideration payable in shares instalment percentage	40.00%					40.00%		40.00%
Beautiful House [Member] | Lock In Period Expiring On Thirtieth June Two Thousand And Twenty Three [Member]
Business Acquisition [Line Items]
Business combination consideration payable in shares instalment percentage	30.00%					30.00%		30.00%
Beautiful House [Member] | Common Stock [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares | shares			128,589,392	128,589,392